Document and Entity Information	Jul. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2021
Entity Registrant Name	COUNTY BANCORP, INC.
Entity Central Index Key	0001470205
Entity Emerging Growth Company	false
Entity File Number	001-36808
Entity Incorporation State Country Code	WI
Entity Tax Identification Number	39-1850431
Entity Address, Address Line One	2400 South 44th Street
Entity Address, City or Town	Manitowoc
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54221
City Area Code	(920)
Local Phone Number	686-9998
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	ICBK
Security Exchange Name	NASDAQ